Debentures	6 Months Ended
Jun. 30, 2026
Debentures [Abstract]
Debentures

Note 10. Debentures

The following is a summary of activity related to the debentures:

As of January 1, 2025	42,832
Interest incurred	4,809
Amortization of transaction costs	292
Principal payments	(31,911)
Interest payments	(5,646)
As of December 31, 2025	10,376
Interest incurred	758
Amortization of transaction costs	38
Principal payments	(396)
Interest payments	(7,981)
As of June 30, 2026	2,795

Debenture facility

As of June 30, 2026, the Company had debentures outstanding of R$2.8 million with a maturity date of May 15, 2026. On July 7, 2026, the Company subsequently paid the debentures in full. The Company did not incur any additional penalties after the maturity date and remained in compliance with the debenture’s debt covenants through the repayment date. See Note 21 Subsequent Events for more information.